Segment Reporting - Revenues (Detail) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Segment Reporting Information [Line Items]
Revenues (note 3)	$ 320,353,000	$ 396,517,000	$ 1,004,914,000	$ 1,453,376,000
Teekay LNG | Liquefied Gas Carriers | Operating Segments
Segment Reporting Information [Line Items]
Revenues (note 3)	146,577,000	148,935,000	448,148,000	437,027,000
Teekay Tankers | Conventional Tankers | Operating Segments
Segment Reporting Information [Line Items]
Revenues (note 3)	115,890,000	170,240,000	382,059,000	758,632,000
Teekay Parent
Segment Reporting Information [Line Items]
Revenues (note 3)	57,886,000	77,342,000	174,707,000	257,717,000
Teekay Parent | Offshore Production | Operating Segments
Segment Reporting Information [Line Items]
Revenues (note 3)	12,030,000	16,245,000	35,137,000	90,965,000
Teekay Parent | Corporate and Other [Member] | Corporate, Non-Segment
Segment Reporting Information [Line Items]
Revenues (note 3)	$ 45,856,000	$ 61,097,000	$ 139,570,000	$ 166,752,000